Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net	PROPERTY AND EQUIPMENT, NET
Property and equipment, net consists of the following:

	December 31,
	2021	2020
Computer, office and other equipment	$659	$407
Computer software	80	80
Furniture and fixtures	100	64
Leasehold improvements	238	142
	1,077	693
Less: accumulated depreciation	(501)	(363)
Property and equipment, net	$576	$330
Total depreciation expense related to property and equipment, net was $138, $83 and $59 for the years ended December 31, 2021, 2020 and 2019, respectively. The Company has not acquired any property and equipment under capital leases.